PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020

Computer, software, and electronic equipment	$8,095	$3,693
Office furniture and equipment	4,458	1,178
Leasehold improvements	6,700	2,995
Capitalized internal software development costs	5,666	1,964
Capital leases	254	254
Property and equipment, gross	25,173	10,084
Less accumulated depreciation and amortization	$(5,574)	$(2,906)

Property and equipment, net	19,599	7,178

Depreciation and amortization expense was $2,746, $1,888 and $579, for the years ended December 31, 2021, 2020 and 2019, respectively.

During the year ended December 31, 2021, the Company recorded a capital loss of $76 with respect to sell of assets attributed to leasehold improvements.

The Company capitalized costs related to the development of internal-use software of $3,702, $1,499 and $465, for the years ended December 31, 2021, 2020 and 2019, respectively. Amortization of capitalized software development costs was $547, $232 and $94 for the years ended December 31, 2021, 2020 and 2019, respectively. The net carrying value of capitalized internal-use software was $4,793, $1,638 and $371 as of December 31, 2021, 2020 and 2019, respectively.